ANNUAL REPORT

 . PACIFIC SELECT EXEC SEPARATE ACCOUNT OF PACIFIC LIFE INSURANCE COMPANY



                                                   [LOGO OF PACIFIC SELECT EXEC]

DEAR PACIFIC LIFE VARIABLE UNIVERSAL LIFE INSURANCE POLICY OWNER:

  We are pleased to share with you the 1997 Annual Report of the Pacific Select Exec Separate Account ("Separate Account") of Pacific Life Insurance Company ("Pacific Life").

  The Separate Account supports your Pacific Life Variable Universal Life Insurance Policy ("the Policy"). The Separate Account is divided into subaccounts, called Variable Accounts. A fixed account option is also available.

  Attached are charts of a hypothetical policy for each of the Variable Universal Life Insurance Policies supported by the Pacific Select Exec Separate Account, which indicate the Accumulated Values and Cash Surrender Values as of December 31, 1997, assuming 100% of the net premium payment was allocated to each Variable Account.

  If you have any questions, please contact your Registered Representative, or call Pacific Life's Marketing Department at our toll free number 1-800-800-7681.

SINCERELY,


/s/ Thomas C. Sutton
THOMAS C. SUTTON
CHAIRMAN AND CHIEF EXECUTIVE OFFICER
PACIFIC LIFE INSURANCE COMPANY

                              PACIFIC SELECT EXEC

    The following indicates the Accumulated Values and Cash Surrender Values as of December 31, 1997, assuming a hypothetical policy was purchased (1) on the date each Variable Account began operations, and (2) on January 2, 1997, if later. Also assumed is that 100% of each net premium payment was allocated to such Variable Account. The Policy is based on an insured male, nonsmoker, age 40, annual premium payments of $10,000 (also Guideline Annual Premium), and a Level and Initial Death Benefit of $560,323:

                                                                VARIABLE ACCOUNTS
           ----------------------------------------------------------------------------------------------------------------------
              MONEY      HIGH YIELD     MANAGED     GOVERNMENT                  AGGRESSIVE   GROWTH      EQUITY        MULTI-
              MARKET       BOND          BOND       SECURITIES     GROWTH        EQUITY        LT        INCOME       STRATEGY
             11/22/88*    1/3/89*      2/1/89*       2/15/89*      2/1/89*       4/8/96*     1/4/94*     1/3/89*       1/3/89*
           ----------------------------------------------------------------------------------------------------------------------
(1) POLICY PURCHASED ON DATE VARIABLE ACCOUNT BEGAN OPERATIONS
   AV**    $97,073.78    $128,271.06   $107,751.08  $103,638.07    $168,297.20  $18,927.64   $50,231.86  $160,275.29  $132,482.73
   CSV***   96,370.82     127,427.51    106,837.23   102,724.22     167,383.35   14,709.86    46,014.09   159,431.73   131,639.18

(2) POLICY PURCHASED ON 1/2/97
   AV**      8,542.94       8,912.64      8,987.19     8,946.12      10,868.81    8,534.24     9,119.24    10,640.29     9,843.63
   CSV***    4,325.17       4,694.86      4,769.41     4,728.34       6,651.03    4,316.46     4,901.46     6,422.51     5,625.86

                         BOND AND      EQUITY        INTER-        EMERGING     VARIABLE     VARIABLE     VARIABLE     VARIABLE
             EQUITY       INCOME        INDEX       NATIONAL        MARKETS     ACCOUNT I    ACCOUNT II  ACCOUNT III  ACCOUNT IV
            1/10/97*      1/10/97*     1/31/91*     1/19/89*        4/8/96*     10/11/96*    10/17/96*    10/11/96*    11/18/96*
           ----------------------------------------------------------------------------------------------------------------------
(1) POLICY PURCHASED ON DATE VARIABLE ACCOUNT BEGAN OPERATIONS
   AV**    $9,399.64     $9,700.98     $122,021.16  $113,889.71    $15,449.15   $16,817.42   $19,899.75  $18,424.78   $20,346.90
   CSV***   5,181.87      5,483.20      119,490.49   113,046.15     11,231.38    12,599.64    15,681.97   14,207.00    16,129.12

(2) POLICY PURCHASED ON 1/2/97
   AV**        *             *           11,039.70     9,036.65      7,998.30     8,407.09    10,635.29   10,113.97    11,009.03
   CSV***      *             *            6,821.92     4,818.87      3,780.53     4,189.32     6,417.52    5,896.19     6,791.26

                             PACIFIC SELECT CHOICE

    The following indicates the Accumulated Values and Cash Surrender Values as of December 31, 1997, assuming a hypothetical policy was purchased (1) on the date each Variable Account began operations, and (2) on January 2, 1997, if later. Also assumed is that 100% of each net premium payment was allocated to such Variable Account. The Policy is based on an insured male, nonsmoker, age 40, annual premium payments of $10,000 (also Guideline Annual Premium), and a Level and Initial Death Benefit of $559,456:

              MONEY      HIGH YIELD     MANAGED     GOVERNMENT                  AGGRESSIVE   GROWTH      EQUITY        MULTI-
              MARKET       BOND          BOND       SECURITIES     GROWTH        EQUITY        LT        INCOME       STRATEGY
             11/22/88*    1/3/89*      2/1/89*       2/15/89*      2/1/89*       4/8/96*     1/4/94*     1/3/89*       1/3/89*
           ----------------------------------------------------------------------------------------------------------------------
(1) POLICY PURCHASED ON DATE VARIABLE ACCOUNT BEGAN OPERATIONS
   AV**    $87,127.79    $111,045.50   $93,837.18   $90,413.09     $145,015.41  $13,148.62   $38,383.78  $139,267.04  $115,422.64
   CSV***   86,768.81     110,621.24    93,380.29    89,956.20      144,558.52   12,444.38    36,425.68   138,842.79   114,998.39

(2) POLICY PURCHASED ON 1/2/97
   AV**      5,651.12       5,919.06     5,960.64     5,929.19        7,362.63    5,628.98     6,069.21     7,196.54     6,599.78
   CSV***    3,693.03       3,960.96     4,002.55     3,971.10        5,404.53    3,670.89     4,111.11     5,238.44     4,641.68

                         BOND AND      EQUITY        INTER-        EMERGING     VARIABLE     VARIABLE     VARIABLE     VARIABLE
             EQUITY       INCOME        INDEX       NATIONAL        MARKETS     ACCOUNT I    ACCOUNT II  ACCOUNT III  ACCOUNT IV
            1/10/97*      1/10/97*     1/31/91*     1/19/89*        4/8/96*     10/11/96*    10/17/96*    10/11/96*    11/18/96*
           ----------------------------------------------------------------------------------------------------------------------
(1) POLICY PURCHASED ON DATE VARIABLE ACCOUNT BEGAN OPERATIONS
   AV**    $6,295.95     $6,459.43     $102,936.67  $100,912.78    $10,611.20   $11,930.74   $14,120.95  $13,024.30   $14,539.86
   CSV***   4,337.86      4,501.34      101,729.18   100,488.53      9,906.95    11,226.49    13,416.70   12,320.05    13,835.62

(2) POLICY PURCHASED ON 1/2/97
   AV**        *             *            7,480.43     6,055.03      5,325.14     5,581.42     7,154.04    6,802.39     7,442.69
   CSV***      *             *            5,522.33     4,096.94      3,367.04     3,623.32     5,195.94    4,844.30     5,484.59

__________________________________________
  *  Date Variable Account began operations.

 ** Accumulated Value: Includes deductions for all policy charges, including cost of insurance, except surrender charges. Cost of insurance rates vary depending on age, sex, smoking status, substandard rating, and face amount (for Pacific Select Exec only).

*** Cash Surrender Value: Includes deductions for all policy charges, including any underwriting and sales surrender charges that would have been deducted if the policy had been surrendered on December 31, 1997. Surrender charges vary by policy.

                        PACIFIC SELECT ESTATE PRESERVER


    The following indicates the Accumulated Values and Cash Surrender Values as of December 31, 1997, assuming a hypothetical policy was purchased (1) on the date each Variable Account began operations, and (2) on January 2, 1997, if later. Also assumed is that 100% of each net premium payment was allocated to such Variable Account. The Policy is based on joint insureds, both male and female, select-nonsmokers, both age 40, annual premium payments of $10,000 (also Guideline Annual Premium), and a Level and Initial Death Benefit of $954,483:

                                                                VARIABLE ACCOUNTS
           ----------------------------------------------------------------------------------------------------------------------
              MONEY      HIGH YIELD     MANAGED     GOVERNMENT                  AGGRESSIVE   GROWTH      EQUITY        MULTI-
              MARKET       BOND          BOND       SECURITIES     GROWTH        EQUITY        LT        INCOME       STRATEGY
             11/22/88*    1/3/89*      2/1/89*       2/15/89*      2/1/89*       4/8/96*     1/4/94*     1/3/89*       1/3/89*
           ----------------------------------------------------------------------------------------------------------------------
(1) POLICY PURCHASED ON DATE VARIABLE ACCOUNT BEGAN OPERATIONS
   AV**    $100,497.30   $132,608.43   $111,607.85  $107,398.73    $173,700.56  $18,735.90   $50,579.10   $165,637.52   $137,121.67
   CSV***   100,038.84    132,058.28    111,011.85   106,802.73     173,104.56   14,197.14    47,278.18    165,087.36    136,571.51

(2) POLICY PURCHASED ON 1/2/97
   AV**       8,491.13      8,854.95      8,930.24     8,890.09      10,775.98    8,484.98     9,058.18     10,551.19      9,770.21
   CSV***     3,539.75      3,903.56      3,978.86     3,938.71       5,824.60    3,533.60     4,106.80      5,599.81      4,818.83

                         BOND AND      EQUITY        INTER-        EMERGING     VARIABLE     VARIABLE     VARIABLE     VARIABLE
             EQUITY       INCOME        INDEX       NATIONAL        MARKETS     ACCOUNT I    ACCOUNT II  ACCOUNT III  ACCOUNT IV
            1/10/97*      1/10/97*     1/31/91*     1/19/89*        4/8/96*     10/11/96*    10/17/96*    10/11/96*    11/18/96*
           ----------------------------------------------------------------------------------------------------------------------
(1) POLICY PURCHASED ON DATE VARIABLE ACCOUNT BEGAN OPERATIONS
   AV**    $9,330.49     $9,635.56     $124,950.36  $118,202.20    $15,313.59   $16,580.45   $19,620.45  $18,175.58   $20,039.59
   CSV***   4,379.11      4,684.18      123,299.90   117,652.05     10,774.83    11,766.61    14,806.60   13,361.74    15,179.91

(2) POLICY PURCHASED ON 1/2/97
   AV**        *             *           10,945.12     8,969.83      7,944.51     8,352.97    10,552.30   10,035.18    10,917.34
   CSV***      *             *            5,993.74     4,018.45      2,993.13     3,401.59     5,600.92    5,083.80     5,965.96

                      PACIFIC SELECT ESTATE PRESERVER II

     The following indicates the Accumulated Values and Cash Surrender Values as of December 31, 1997, assuming a hypothetical policy was purchased (1) on the date each Variable Account began operations, and (2) on January 2, 1997, if later. Also assumed is that 100% of each net premium payment was allocated to such Variable Account. The Policy is based on joint insureds, both male and female, select-nonsmokers, both age 40, annual premium payments of $10,000 (also Guideline Annual Premium), and a Level and Initial Death Benefit of $944,039:

           ----------------------------------------------------------------------------------------------------------------------
              MONEY      HIGH YIELD     MANAGED     GOVERNMENT                  AGGRESSIVE   GROWTH      EQUITY        MULTI-
              MARKET       BOND          BOND       SECURITIES     GROWTH        EQUITY        LT        INCOME       STRATEGY
             11/22/88*    1/3/89*      2/1/89*       2/15/89*      2/1/89*       4/8/96*     1/4/94*     1/3/89*       1/3/89*
           ----------------------------------------------------------------------------------------------------------------------
(1) POLICY PURCHASED ON DATE VARIABLE ACCOUNT BEGAN OPERATIONS
   AV**    $99,376.76    $131,126.91   $110,361.33  $106,199.33    $171,760.17  $18,526.45   $50,012.17  $163,787.90  $135,590.38
   CSV***   99,376.76     131,126.91    110,361.33   106,199.33     171,760.17   18,526.45    50,012.17   163,787.90   135,590.38

(2) POLICY PURCHASED ON 1/2/97
   AV**      8,395.79       8,755.57      8,830.00     8,790.29      10,655.36    8,389.67     8,956.54    10,433.06     9,660.69
   CSV***    8,395.79       8,755.57      8,830.00     8,790.29      10,655.36    8,389.67     8,956.54    10,433.06     9,660.69

                         BOND AND      EQUITY        INTER-        EMERGING     VARIABLE     VARIABLE     VARIABLE     VARIABLE
             EQUITY       INCOME        INDEX       NATIONAL        MARKETS     ACCOUNT I    ACCOUNT II  ACCOUNT III  ACCOUNT IV
            1/10/97*      1/10/97*     1/31/91*     1/19/89*        4/8/96*     10/11/96*    10/17/96*    10/11/96*    11/18/96*
           ----------------------------------------------------------------------------------------------------------------------
(1) POLICY PURCHASED ON DATE VARIABLE ACCOUNT BEGAN OPERATIONS
   AV**    $9,225.89     $9,527.46     $123,552.31  $116,881.93    $15,142.09   $16,395.90   $19,402.08  $17,973.18   $19,816.84
   CSV***   9,225.89      9,527.46      123,552.31   116,881.93     15,142.09    16,395.90    19,402.08   17,973.18    19,816.84

(2) POLICY PURCHASED ON 1/2/97
   AV**        *              *          10,822.61     8,869.28      7,855.38     8,259.22    10,434.07    9,922.74    10,795.10
   CSV***      *              *          10,822.61     8,869.28      7,855.38     8,259.22    10,434.07    9,922.74    10,795.10

_____________________________________
 *   Date Variable Account began operations.

** Accumulated Value: Includes deductions for all policy charges, including cost of insurance, except surrender charges. Cost of insurance rates vary depending on age, sex, smoking status and substandard rating.

*** Cash Surrender Value: Includes deductions for all policy charges, including any underwriting and sales surrender charges that would have been deducted if the policy had been surrendered on December 31, 1997. Surrender charges vary by policy.

               PACIFIC SELECT ESTATE MAXIMIZER (SINGLE INSURED)

    The following indicates the Accumulated Values and Cash Surrender Values as of December 31, 1997, assuming a hypothetical policy was purchased (1) on the date each Variable Account began operations, and (2) on January 2, 1997, if later. Also assumed is that 100% of each net premium payment was allocated to such Variable Account. The Policy is based on an insured male, nonsmoker, age 40, single premium payment of $40,000 (also Guideline Single Premium), and a Level and Initial Death Benefit of $159,779:

                                                 VARIABLE ACCOUNTS
          --------------     ---------------     ----------------     ---------------     ------------------
               MONEY           HIGH YIELD             MANAGED           GOVERNMENT
              MARKET              BOND                 BOND             SECURITIES             GROWTH
             11/22/88*           1/3/89*              2/1/89*            2/15/89*              2/1/89*
          --------------     ---------------     ----------------     ---------------     ------------------
(1) POLICY PURCHASED ON DATE VARIABLE ACCOUNT BEGAN OPERATIONS
   AV**      $52,671.38        $87,432.65          $75,318.45           $71,935.48          $125,579.41
   CSV***     52,671.38         86,232.65           74,118.45            70,735.48           124,379.41

(2) POLICY PURCHASED ON 1/2/97
   AV**       41,225.62         42,884.00           43,285.28            43,110.10            51,520.28
   CSV***     37,225.62         38,884.00           39,285.28            39,110.10            47,520.28

                                  VARIABLE ACCOUNTS
         ----------------  ---------------- ---------------- --------------
            AGGRESSIVE          GROWTH           EQUITY           MULTI-
              EQUITY              LT             INCOME          STRATEGY
             4/8/96*           1/4/94*           1/3/89*          1/3/89*
         ----------------  ---------------- ---------------- --------------
(1) POLICY PURCHASED ON DATE VARIABLE ACCOUNT BEGAN OPERATIONS
AV**       $43,393.14       $74,418.22        $120,487.34       $96,115.22
CSV***      39,393.14        71,218.22         119,287.34        94,915.22

(2) POLICY PURCHASED ON 1/2/97
AV**        41,271.46        43,808.46          50,497.77        47,028.18
CSV***      37,271.46        39,808.46          46,497.77        43,028.18

                          BOND AND          EQUITY          INTER-          EMERGING          VARIABLE
           EQUITY          INCOME            INDEX         NATIONAL          MARKETS          ACCOUNT I
          1/10/97*        1/10/97*         1/31/91*        1/19/89*          4/8/96*          10/11/96*
     --------------   ---------------   ----------------  ---------------  ---------------- -----------------
(1) POLICY PURCHASED ON DATE VARIABLE ACCOUNT BEGAN OPERATIONS
   AV**   $44,940.04     $46,586.77       $113,628.19     $68,208.93         $37,202.81          $40,118.01
   CSV***  40,940.04      42,586.77        111,628.19      67,008.93          33,202.81           36,118.01

(2) POLICY PURCHASED ON 1/2/97
   AV**        *              *             52,319.43      43,192.69          38,413.30           40,461.72
   CSV***      *              *             48,319.43      39,192.69          34,413.30           36,461.72

            VARIABLE         VARIABLE         VARIABLE
            ACCOUNT II      ACCOUNT III      ACCOUNT IV
            10/17/96*        10/11/96*        11/18/96*
        --------------- ---------------- ----------------

(1) POLICY PURCHASED ON DATE VARIABLE ACCOUNT BEGAN OPERATIONS
 AV**     $50,886.93       $49,766.63       $51,611.18
 CSV*** *  46,886.93        45,766.63        47,611.18

(2) POLICY PURCHASED ON 1/2/97
 AV**      50,684.16        48,204.84        52,265.19
 CSV***    46,684.16        44,204.84        48,265.19


               PACIFIC SELECT ESTATE MAXIMIZER (JOINT INSUREDS)

    The following indicates the Accumulated Values and Cash Surrender Values as of December 31, 1997, assuming a hypothetical policy was purchased (1) on the date each Variable Account began operations, and (2) on January 2, 1997, if later. Also assumed is that 100% of each net premium payment was allocated to such Variable Account. The Policy is based on joint insureds male and female, nonsmokers, age 40, single premium payment of $40,000 (also Guideline Single Premium), and a Level and Initial Death Benefit of $271,147:

            MONEY           HIGH YIELD            MANAGED             GOVERNMENT
           MARKET              BOND                 BOND              SECURITIES            GROWTH
          11/22/88*           1/3/89*              2/1/89*             2/15/89*             2/1/89*
         ---------------  ---------------     ----------------      ---------------     ----------------
(1) POLICY PURCHASED ON DATE VARIABLE ACCOUNT BEGAN OPERATIONS
   AV**  $54,890.28         $91,150.42           $78,466.25            $74,932.74          $130,947.15
   CSV*** 54,890.28          89,950.42            77,266.25             73,732.74           129,747.15

(2) POLICY PURCHASED ON 1/2/97
   AV**   41,430.73          43,097.40            43,500.66             43,324.60            51,776.94
   CSV*** 37,430.73          39,097.40            39,500.66             39,324.60            47,776.94

         AGGRESSIVE           GROWTH          EQUITY           MULTI-
           EQUITY               LT            INCOME          STRATEGY
           4/8/96*            1/4/94*          1/3/89*          1/3/89*
      ----------------    --------------- ---------------- -----------------
(1) POLICY PURCHASED ON DATE VARIABLE ACCOUNT BEGAN OPERATIONS
AV**    $43,768.83          $75,884.61      $125,671.03      $100,210.73
CSV***   39,768.83           72,684.61       124,471.03        99,010.73

(2) POLICY PURCHASED ON 1/2/97
AV**     41,476.76           44,026.49        50,749.31        47,262.33
CSV***   37,476.76           40,026.49        46,749.31        43,262.33

                            BOND AND              EQUITY              INTER-              EMERGING             VARIABLE
          EQUITY             INCOME                INDEX             NATIONAL              MARKETS            ACCOUNT I
         1/10/97*           1/10/97*             1/31/91*            1/19/89*              4/8/96*            10/11/96*
      --------------     ---------------     ----------------     ---------------     ----------------     ----------------
(1) POLICY PURCHASED ON DATE VARIABLE ACCOUNT BEGAN OPERATIONS
   AV**  $45,163.78       $46,818.63           $117,437.99           $71,136.00           $37,524.57           $40,366.82
   CSV*** 41,163.78        42,818.63            115,437.99            69,936.00            33,524.57            36,366.82

(2) POLICY PURCHASED ON 1/2/97
   AV**      *                *                  52,580.07            43,407.73            38,604.48            40,663.07
   CSV***    *                *                  48,580.07            39,407.73            34,604.48            36,663.07

         VARIABLE        VARIABLE         VARIABLE
        ACCOUNT II      ACCOUNT III      ACCOUNT IV
        10/17/96*        10/11/96*        11/18/96*
     --------------- ---------------- --------------
(1) POLICY PURCHASED ON DATE VARIABLE ACCOUNT BEGAN OPERATIONS
  AV**   $51,202.82      $50,075.68       $51,952.11
  CSV***  47,202.82       46,075.68        47,952.11

(2) POLICY PURCHASED ON 1/2/97
  AV**    50,936.55       48,444.88        52,525.53
  CSV***  46,936.55       44,444.88        48,525.53

_________________
 *   Date Variable Account began operations.

** Accumulated Value: Includes deductions for all policy charges, including cost of insurance, except surrender charges. Cost of insurance rates vary depending on age and smoking status.

*** Cash Surrender Value: Includes deductions for all policy charges, including any underwriting and sales surrender charges that would have been deducted if the policy had been surrendered on December 31, 1997. Surrender charges vary by policy.

                         INDEPENDENT AUDITORS' REPORT


The Board of Directors
Pacific Life Insurance Company

  We have audited the accompanying statement of assets and liabilities of the Pacific Select Exec Separate Account (comprised of the Money Market, High Yield Bond, Managed Bond, Government Securities, Growth, Aggressive Equity, Growth LT, Equity Income, Multi-Strategy, Equity, Bond and Income, Equity Index, International, Emerging Markets, Variable Account I, Variable Account II, Variable Account III, and Variable Account IV Variable Accounts) as of December 31, 1997 and the related statement of operations for the year then ended (as to the Equity Variable Account and the Bond and Income Variable Account, for the period from commencement of operations through December 31, 1997) and statement of changes in net assets for each of the two years in the period then ended (as to the Aggressive Equity Variable Account, the Emerging Markets Variable Account, Variable Accounts I, II, III and IV, for the year ended December 31, 1997 and for the period from commencement of operations through December 31,
1996). These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting the Pacific Select Exec Separate Account as of December 31, 1997 and the results of their operations for the year then ended (as to the Equity Variable Account and the Bond and Income Variable Account, for the period from commencement of operations through December 31, 1997) and the changes in their net assets for each of the two years in the period then ended (as to the Aggressive Equity Variable Account, the Emerging Markets Variable Account, Variable Accounts I, II, III and IV, for the year ended December 31, 1997 and for the period from commencement of operations through December 31, 1996), in conformity with generally accepted accounting principles.



DELOITTE & TOUCHE LLP

Costa Mesa, California
February 6, 1998

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997
(IN THOUSANDS)

                                                                                     HIGH                     GOVERN-
                                                                        MONEY        YIELD       MANAGED       MENT
                                                                       MARKET        BOND         BOND      SECURITIES     GROWTH
                                                                      VARIABLE     VARIABLE     VARIABLE     VARIABLE     VARIABLE
                                                                       ACCOUNT      ACCOUNT      ACCOUNT      ACCOUNT      ACCOUNT
                                                                     -----------  -----------  -----------  -----------  ----------
ASSETS

Investments:
 Money Market Portfolio (5,180 shares; cost $52,208) ...............  $52,084
 High Yield Bond Portfolio (3,379 shares; cost $33,305) ............               $33,707
 Managed Bond Portfolio (6,511 shares; cost $69,581) ...............                            $72,512
 Government Securities Portfolio (967 shares; cost $10,008) ........                                         $10,421
 Growth Portfolio (7,315 shares; cost $143,503) ....................                                                      $179,989
 Aggressive Equity Portfolio (847 shares; cost $9,176) .............
 Growth LT Portfolio (6,382 shares; cost $99,059) ..................
 Equity Income Portfolio (5,373 shares; cost $100,762) .............
 Multi-Strategy Portfolio (7,005 shares; cost $97,141) .............

Receivables:
 Due from Pacific Life Insurance Company ...........................                   135          114           51           240
 Fund shares redeemed ..............................................      139
                                                                     -----------  -----------  -----------  -----------  ----------
Total Assets .......................................................   52,223       33,842       72,626       10,472       180,229
                                                                     -----------  -----------  -----------  -----------  ----------
LIABILITIES

Payables:
 Due to Pacific Life Insurance Company .............................      139
 Fund shares purchased .............................................                   135          114           51           240
                                                                     -----------  -----------  -----------  -----------  ----------
Total Liabilities ..................................................      139          135          114           51           240
                                                                     -----------  -----------  -----------  -----------  ----------
NET ASSETS .........................................................  $52,084      $33,707      $72,512      $10,421      $179,989
                                                                     -----------  -----------  -----------  -----------  ----------

                                                                        AGGRESSIVE       GROWTH          EQUITY         MULTI-
                                                                          EQUITY           LT            INCOME        STRATEGY
                                                                         VARIABLE       VARIABLE        VARIABLE       VARIABLE
                                                                          ACCOUNT        ACCOUNT         ACCOUNT        ACCOUNT
                                                                        -----------  ---------------  -------------  -------------
ASSETS
Investments:
 Money Market Portfolio (5,180 shares; cost $52,208) ...............
 High Yield Bond Portfolio (3,379 shares; cost $33,305) ............
 Managed Bond Portfolio (6,511 shares; cost $69,581) ...............
 Government Securities Portfolio (967 shares; cost $10,008) ........
 Growth Portfolio (7,315 shares; cost $143,503) ....................
 Aggressive Equity Portfolio (847 shares; cost $9,176) .............      $9,473
 Growth LT Portfolio (6,382 shares; cost $99,059) ..................                    $110,438
 Equity Income Portfolio (5,373 shares; cost $100,762) .............                                   $131,486
 Multi-Strategy Portfolio (7,005 shares; cost $97,141) .............                                                   $113,352

Receivables:
 Due from Pacific Life Insurance Company ...........................          39             162            246              51
 Fund shares redeemed ..............................................
                                                                        -----------  ---------------  -------------  -------------
Total Assets .......................................................       9,512         110,600        131,732         113,403
                                                                        -----------  ---------------  -------------  -------------
LIABILITIES

Payables:
 Due to Pacific Life Insurance Company .............................
 Fund shares purchased .............................................          39             162            246              51
                                                                        -----------  ---------------  -------------  -------------
Total Liabilities ..................................................          39             162            246              51
                                                                        -----------  ---------------  -------------  -------------
NET ASSETS .........................................................      $9,473        $110,438       $131,486        $113,352
                                                                        -----------  ---------------  -------------  -------------

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 1997
(In thousands)

                                                                                      Bond and     Equity        Inter-
                                                                           Equity      Income      Index        national
                                                                          Variable    Variable    Variable      Variable
                                                                           Account     Account     Account      Account
                                                                          --------    --------    --------      --------
ASSETS
Investments:
 Equity Portfolio (175 shares; cost $4,174) ............................    $4,190
 Bond and Income Portfolio (53 shares; cost $666) ......................                  $685
 Equity Index Portfolio (7,283 shares; cost $140,325) ..................                          $187,288
 International Portfolio (7,956 shares; cost $115,000) .................                                        $128,941
 Emerging Markets Portfolio (889 shares; cost $9,098) ..................
 Edinburgh Overseas Equity Portfolio (54 shares; cost $544) ............
 Turner Core Growth Portfolio (58 shares; cost $762) ...................
 Frontier Capital Appreciation Portfolio (208 shares; cost $2,892) .....
 Enhanced U.S. Equity Portfolio (116 shares; cost $1,571) ..............
Receivables:
 Due from Pacific Life Insurance Company ...............................        86          15         217            81
                                                                         --------------------------------------------------
Total Assets ...........................................................     4,276         700     187,505       129,022
                                                                         --------------------------------------------------
LIABILITIES
Payables:
 Fund shares purchased .................................................        86          15         217            81
                                                                         -------------------------------------------------
Total Liabilities ......................................................        86          15         217            81
                                                                         -------------------------------------------------
NET ASSETS .............................................................    $4,190        $685    $187,288      $128,941
                                                                         -------------------------------------------------
                                                                          Emerging
                                                                           Markets    Variable   Variable   Variable     Variable
                                                                          Variable     Account    Account    Account      Account
                                                                           Account        I         II        III          IV
                                                                          --------    --------   --------   --------     --------
ASSETS
Investments:
 Equity Portfolio (175 shares; cost $4,174) ............................
 Bond and Income Portfolio (53 shares; cost $666) ......................
 Equity Index Portfolio (7,283 shares; cost $140,325) ..................
 International Portfolio (7,956 shares; cost $115,000) .................
 Emerging Markets Portfolio (889 shares; cost $9,098) ..................   $8,416
 Edinburgh Overseas Equity Portfolio (54 shares; cost $544) ............                $539
 Turner Core Growth Portfolio (58 shares; cost $762) ...................                             $783
 Frontier Capital Appreciation Portfolio (208 shares; cost $2,892) .....                                      $3,109
 Enhanced U.S. Equity Portfolio (116 shares; cost $1,571) ..............                                                  $1,754
Receivables:
 Due from Pacific Life Insurance Company ...............................       35                       1          1           1
                                                                         --------------------------------------------------------
Total Assets ...........................................................    8,451        539          784      3,110       1,755
                                                                         --------------------------------------------------------
LIABILITIES
Payables:
 Fund shares purchased .................................................       35                       1          1           1
                                                                         --------------------------------------------------------
Total Liabilities ......................................................       35                       1          1           1
                                                                         --------------------------------------------------------
NET ASSETS .............................................................   $8,416       $539         $783     $3,109      $1,754
                                                                          -------------------------------------------------------

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1997
(In thousands)

                                                                                  High                    Govern-
                                                                     Money        Yield       Managed      ment
                                                                    Market        Bond         Bond      Securities   Growth
                                                                   Variable     Variable     Variable    Variable    Variable
                                                                    Account      Account      Account     Account     Account
                                                                   -----------------------------------------------------------
INVESTMENT INCOME
 Dividends ......................................................  $2,072       $2,559       $3,893       $498       $14,427
                                                                   --------     ---------    --------     ---------  ---------
Net Investment Income ...........................................   2,072        2,559        3,893        498        14,427
                                                                   --------     ---------    --------     ---------  ---------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
 Net realized gain from security transactions ...................      94          454          367         96         6,822
 Net unrealized appreciation (depreciation) on investments ......    (121)        (335)       1,844        306        15,323
                                                                   --------     ---------    --------     ---------  ---------
Net Realized And Unrealized Gain (Loss) On Investments ..........     (27)         119        2,211        402        22,145
                                                                   --------     ---------    --------     ---------  ---------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS ......................................  $2,045       $2,678       $6,104       $900       $36,572
                                                                   --------     ---------    --------     ---------  ---------

                                                                    Aggressive    Growth        Equity         Multi-
                                                                     Equity         LT          Income        Strategy
                                                                    Variable     Variable      Variable       Variable
                                                                     Account      Account       Account        Account
INVESTMENT INCOME
 Dividends ......................................................                $ 4,656       $  7,127       $  7,530
                                                                    ----------   --------      --------       --------
Net Investment Income ...........................................                  4,656          7,127          7,530
                                                                    ----------   --------      --------       --------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
 Net realized gain from security transactions ...................     $ 101        3,899          3,288            695
 Net unrealized appreciation (depreciation) on investments ......       230        1,609         16,626          8,279
                                                                    ----------   --------      --------       --------
Net Realized And Unrealized Gain (Loss) On Investments ..........       331        5,508         19,914          8,974
                                                                    ----------   --------      --------       --------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS ......................................     $ 331      $10,164        $27,041        $16,504
                                                                    ----------   --------      --------       --------

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 1997
(In thousands)

                                                                                    Bond and      Equity        Inter-
                                                                       Equity        Income        Index       national
                                                                      Variable      Variable     Variable      Variable
                                                                      Account (1)   Account (1)   Account       Account
                                                                      ---------------------------------------------------
INVESTMENT INCOME
 Dividends .......................................................         $30           $11       $  7,400       $4,347
                                                                      ---------------------------------------------------
Net Investment Income ............................................          30            11          7,400        4,347
                                                                      ---------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
 Net realized gain from security transactions ....................          13             5         12,511        4,938
 Net unrealized appreciation (depreciation) on investments .......          16            19         21,545          (62)
                                                                      ---------------------------------------------------
Net Realized And Unrealized Gain (Loss) On Investments ...........          29            24         34,056        4,876
                                                                      ---------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS .......................................         $59           $35        $41,456       $9,223
                                                                      ---------------------------------------------------

                                                                     Emerging
                                                                      Markets    Variable   Variable   Variable   Variable
                                                                     Variable     Account    Account    Account    Account
                                                                      Account        I         II         III      IV
                                                                    -------------------------------------------------------
INVESTMENT INCOME
 Dividends .......................................................     $   41        $ 8      $  71      $  73      $  63
                                                                    -------------------------------------------------------
Net Investment Income ............................................         41          8         71         73         63
                                                                    -------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
 Net realized gain from security transactions ....................        187          2          7         42          7
 Net unrealized appreciation (depreciation) on investments .......       (644)        (4)        31        222        201
                                                                    -------------------------------------------------------
Net Realized And Unrealized Gain (Loss) On Investments ...........       (457)        (2)        38        264        208
                                                                    -------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS .......................................      $(416)       $ 6       $109       $337       $271
                                                                    =======================================================

(1) For the period from January 10, 1997 (commencement of operations) to December 31, 1997.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1997
(IN THOUSANDS)

                                                                                         HIGH                            GOVERN-
                                                                       MONEY             YIELD           MANAGED          MENT
                                                                      MARKET             BOND             BOND         SECURITIES
                                                                     VARIABLE          VARIABLE         VARIABLE        VARIABLE
                                                                      ACCOUNT           ACCOUNT          ACCOUNT         ACCOUNT
                                                                   ----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
 Net investment income .........................................   $    2,072         $   2,559        $   3,893         $   498
 Net realized gain from security transactions ..................           94               454              367              96
 Net unrealized appreciation (depreciation) on investments .....         (121)             (335)           1,844             306
                                                                   ----------------------------------------------------------------
Net Increase In Net Assets Resulting
 From Operations ...............................................        2,045             2,678            6,104             900
                                                                   ----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
 POLICY TRANSACTIONS
 Transfer of net premiums ......................................      114,902             6,516           11,008           2,026
 Transfers--policy charges and deductions ......................       (4,303)           (1,844)          (2,926)           (587)
 Transfers in (from other variable accounts) ...................      133,629            17,591           15,603           5,190
 Transfers out (to other variable accounts) ....................     (214,125)          (15,732)         (11,609)         (4,376)
 Transfers--other ..............................................       (7,489)           (1,439)         (14,668)           (562)
                                                                   ---------------------------------------------------------------
Net Increase (Decrease) In Net Assets
 Derived From Policy Transactions ..............................       22,614             5,092           (2,592)          1,691
                                                                   ---------------------------------------------------------------
NET INCREASE IN NET ASSETS .....................................       24,659             7,770            3,512           2,591
                                                                   ---------------------------------------------------------------
NET ASSETS
 Beginning of Year .............................................       27,425            25,937           69,000           7,830
                                                                   ---------------------------------------------------------------
 End of Year ...................................................   $   52,084         $  33,707        $  72,512         $10,421
                                                                   ===============================================================

                                                                                AGGRESSIVE    GROWTH      EQUITY       MULTI-
                                                                     GROWTH       EQUITY        LT        INCOME      STRATEGY
                                                                    VARIABLE     VARIABLE    VARIABLE    VARIABLE     VARIABLE
                                                                     ACCOUNT      ACCOUNT     ACCOUNT     ACCOUNT      ACCOUNT
                                                                    ------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
 Net investment income .........................................    $  14,427                $  4,656    $   7,127    $   7,530
 Net realized gain from security transactions ..................        6,822    $     101      3,899        3,288          695
 Net unrealized appreciation (depreciation) on investments .....       15,323          230      1,609       16,626        8,279
                                                                    -----------------------------------------------------------
Net Increase In Net Assets Resulting
 From Operations ...............................................       36,572          331     10,164       27,041       16,504
                                                                    -----------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
 POLICY TRANSACTIONS
 Transfer of net premiums ......................................       28,003        2,091     27,890       20,805       20,699
 Transfers--policy charges and deductions ......................       (9,059)        (469)    (6,771)      (5,873)      (4,507)
 Transfers in (from other variable accounts) ...................       61,551       12,131     34,622       27,826        9,864
 Transfers out (to other variable accounts) ....................      (46,874)      (7,838)   (39,146)     (18,793)      (5,914)
 Transfers--other ..............................................      (10,114)        (104)    (5,388)      (5,380)      (2,426)
                                                                    -----------------------------------------------------------
Net Increase (Decrease) In Net Assets
 Derived From Policy Transactions ..............................       23,507        5,811     11,207       18,585       17,716
                                                                    -----------------------------------------------------------
NET INCREASE IN NET ASSETS .....................................       60,079        6,142     21,371       45,626       34,220
                                                                    -----------------------------------------------------------
NET ASSETS
 Beginning of Year .............................................      119,910        3,331     89,067       85,860       79,132
                                                                    -----------------------------------------------------------
 End of Year ...................................................    $ 179,989    $   9,473   $110,438    $ 131,486    $ 113,352
                                                                    ===========================================================

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 1997
(IN THOUSANDS)

                                                                                   BOND AND       EQUITY       INTER-     EMERGING
                                                                        EQUITY      INCOME        INDEX       NATIONAL     MARKETS
                                                                       VARIABLE    VARIABLE      VARIABLE     VARIABLE    VARIABLE
                                                                     ACCOUNT (1)   ACCOUNT (1)   ACCOUNT      ACCOUNT      ACCOUNT
                                                                    ----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
 Net investment income ..........................................   $    30       $    11      $    7,400     $  4,347    $    41
 Net realized gain from security transactions ...................        13             5          12,511        4,938        187
 Net unrealized appreciation (depreciation) on investments ......        16            19          21,545          (62)      (644)
                                                                    -------------------------------------------------------------
Net Increase (Decrease) In Net Assets Resulting
 From Operations ................................................        59            35          41,456        9,223       (416)
                                                                    -------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
 POLICY TRANSACTIONS
 Transfer of net premiums .......................................       466            56          28,526       26,039      2,039
 Transfers--policy charges and deductions .......................       (87)          (13)         (8,168)      (7,142)      (479)
 Transfers in (from other variable accounts) ....................     4,237           659          51,709       54,246     10,615
 Transfers out (to other variable accounts) .....................      (438)          (53)        (25,760)     (45,867)    (6,460)
 Transfers--other ...............................................       (47)            1         (25,672)      (4,997)      (162)
                                                                    -------------------------------------------------------------
Net Increase In Net Assets
 Derived From Policy Transactions ...............................     4,131           650          20,635       22,279      5,553
                                                                    -------------------------------------------------------------
NET INCREASE IN NET ASSETS ......................................     4,190           685          62,091       31,502      5,137
                                                                    -------------------------------------------------------------
NET ASSETS
 Beginning of Year ..............................................                                 125,197       97,439      3,279
                                                                    -------------------------------------------------------------
 End of Year ....................................................   $ 4,190       $   685      $  187,288     $128,941    $ 8,416
                                                                    =============================================================

                                                                               VARIABLE   VARIABLE     VARIABLE       VARIABLE
                                                                               ACCOUNT    ACCOUNT      ACCOUNT        ACCOUNT
                                                                                  I         II           III            IV
                                                                            ---------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
 Net investment income ..........................................           $    8    $    71      $      73      $      63
 Net realized gain from security transactions ...................                2          7             42              7
 Net unrealized appreciation (depreciation) on investments ......               (4)        31            222            201
                                                                            -----------------------------------------------
Net Increase (Decrease) In Net Assets Resulting
 From Operations ................................................                6        109            337            271
                                                                            -----------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
 POLICY TRANSACTIONS
 Transfer of net premiums .......................................               80        172            656            372
 Transfers--policy charges and deductions .......................              (25)       (28)          (149)           (54)
 Transfers in (from other variable accounts) ....................              408        537          3,409            976
 Transfers out (to other variable accounts) .....................               (3)      (163)        (1,636)          (217)
 Transfers--other ...............................................               (4)       (17)           (51)            (9)
                                                                             ----------------------------------------------
Net Increase In Net Assets
 Derived From Policy Transactions ...............................              456        501          2,229          1,068
                                                                             ----------------------------------------------
NET INCREASE IN NET ASSETS ......................................              462        610          2,566          1,339
                                                                             ----------------------------------------------
NET ASSETS
 Beginning of Year ..............................................               77        173            543            415
                                                                             ----------------------------------------------
 End of Year ....................................................            $ 539   $    783      $   3,109      $   1,754
                                                                             ==============================================

(1) For the period from January 10, 1997 (commencement of operations) to December 31, 1997.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1996
(In thousands)

                                                                                         High                      Govern-
                                                                          Money          Yield        Managed         ment
                                                                          Market         Bond          Bond       Securities
                                                                         Variable      Variable      Variable      Variable
                                                                         Account       Account       Account       Account
                                                                      --------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
 Net investment income ............................................   $  1,359       $  1,753       $ 4,145       $   490
 Net realized gain (loss) from security transactions ..............         13            300          (203)           62
 Net unrealized appreciation (depreciation) on investments ........         58            144          (914)         (316)
                                                                      ---------------------------------------------------
Net Increase (Decrease) In Net Assets Resulting
 From Operations ..................................................      1,430          2,197         3,028           236
                                                                      ---------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
 POLICY TRANSACTIONS
 Transfer of net premiums .........................................     59,965          6,552        21,068         2,042
 Transfers--policy charges and deductions .........................     (3,056)        (1,528)       (2,686)         (580)
 Transfers in (from other variable accounts) ......................     64,487         12,323         8,787         2,504
 Transfers out (to other variable accounts) .......................   (115,717)        (7,278)       (8,044)       (2,257)
 Transfers--other .................................................     (2,862)          (920)         (843)         (379)
                                                                      ---------------------------------------------------

Net Increase In Net Assets Derived From Policy Transactions .......      2,817          9,149        18,282         1,330
                                                                      ---------------------------------------------------

NET INCREASE IN NET ASSETS ........................................      4,247         11,346        21,310         1,566
                                                                      ---------------------------------------------------
NET ASSETS
 Beginning of Year ................................................     23,178         14,591        47,690         6,264
                                                                      ---------------------------------------------------
 End of Year ......................................................   $ 27,425       $ 25,937       $69,000       $ 7,830
                                                                      ===================================================

                                                                                     Aggregate       Growth      Equity
                                                                          Growth       Equity          LT        Income
                                                                          Variable     Variable      Variable    Variable
                                                                          Account    Account (1)     Account     Account
                                                                      ------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
 Net investment income ............................................   $   6,582      $      2       $    608      $  3,386
 Net realized gain (loss) from security transactions ..............       2,826          (958)         4,372           667
 Net unrealized appreciation (depreciation) on investments ........      12,466            67          5,509         8,024
                                                                      ----------------------------------------------------
Net Increase (Decrease) In Net Assets Resulting
 From Operations ..................................................      21,874          (889)        10,489        12,077
                                                                      ----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM
 POLICY TRANSACTIONS
 Transfer of net premiums .........................................      29,298           911         24,407        21,368
 Transfers--policy charges and deductions .........................      (7,697)         (146)        (5,343)       (4,205)
 Transfers in (from other variable accounts) ......................      54,635        11,133         48,532        18,530
 Transfers out (to other variable accounts) .......................     (62,175)       (7,395)       (39,922)       (8,965)
 Transfers--other .................................................      (3,544)         (283)        (2,855)       (2,661)
                                                                      ----------------------------------------------------
Net Increase In Net Assets Derived From Policy Transactions .......      10,517         4,220         24,819        24,067
                                                                      ----------------------------------------------------
NET INCREASE IN NET ASSETS ........................................      32,391         3,331         35,308        36,144
                                                                      ----------------------------------------------------
NET ASSETS
 Beginning of Year ................................................      87,519                       53,759        49,716
                                                                      ----------------------------------------------------
 End of Year ......................................................   $ 119,910      $  3,331       $ 89,067      $ 85,860
                                                                      ====================================================

(1) For the period from 1996 (commencement of operations) to December 31, 1996.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 1996
(In thousands)

                                                                       MULTI-         EQUITY          INTER-       EMERGING
                                                                      STRATEGY        INDEX          NATIONAL       MARKETS
                                                                      VARIABLE       VARIABLE        VARIABLE       VARIABLE
                                                                      ACCOUNT        ACCOUNT         ACCOUNT       ACCOUNT (1)
                                                                    ------------  --------------  --------------  ------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
 Net investment income ...........................................   $4,627        $  3,825       $   1,980
 Net realized gain (loss) from security transactions .............      356           1,223             564        $    (3)
 Net unrealized appreciation (depreciation) on investments .......    2,459          14,294          12,594            (39)
                                                                    ------------  --------------  --------------  ------------
Net Increase (Decrease) In Net Assets Resulting
 From Operations .................................................    7,442          19,342          15,138            (42)
                                                                    ------------  --------------  --------------  ------------
INCREASE (DECREASE) IN NET ASSETS FROM
 POLICY TRANSACTIONS
 Transfer of net premiums ........................................   22,669          31,284          26,068            549
 Transfers--policy charges and deductions ........................   (3,698)         (5,239)         (5,477)           (77)
 Transfers in (from other variable accounts) .....................    5,320          30,324          25,962          3,170
 Transfers out (to other variable accounts) ......................   (4,577)        (11,107)        (18,655)          (299)
 Transfers--other ................................................   (2,330)         (2,082)         (2,024)           (22)
                                                                    ------------  --------------  --------------  ------------
Net Increase In Net Assets Derived From Policy Transactions ......   17,384          43,180          25,874          3,321
                                                                    ------------  --------------  --------------  ------------
NET INCREASE IN NET ASSETS .......................................   24,826          62,522          41,012          3,279
                                                                    ------------  --------------  --------------  ------------
NET ASSETS
 Beginning of Year ...............................................   54,306          62,675          56,427
                                                                    ------------  --------------  --------------  ------------
 End of Year .....................................................  $79,132        $125,197        $ 97,439         $3,279
                                                                    ------------  --------------  --------------  ------------

                                                                        VARIABLE     VARIABLE     VARIABLE   VARIABLE
                                                                        ACCOUNT      ACCOUNT      ACCOUNT     ACCOUNT
                                                                         I (1)        II (1)      III (1)     IV (1)
                                                                       ----------  ------------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
 Net investment income ...........................................                    $  6       $  21       $  18
 Net realized gain (loss) from security transactions .............                                  1
 Net unrealized appreciation (depreciation) on investments .......                     (10)         (6)        (19)
                                                                       ----------  ------------  ----------  ----------
Net Increase (Decrease) In Net Assets Resulting
 From Operations .................................................                      (4)         16          (1)
                                                                       ----------  ------------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS FROM
 POLICY TRANSACTIONS
 Transfer of net premiums ........................................                                   7
 Transfers--policy charges and deductions ........................      $ (1)           (1)         (5)         (2)
 Transfers in (from other variable accounts) .....................        78           178         539         418
 Transfers out (to other variable accounts) ......................
 Transfers--other ................................................                                 (14)
                                                                       ----------  ------------  ----------  ----------
Net Increase In Net Assets Derived From Policy Transactions ......        77           177         527         416
                                                                       ----------  ------------  ----------  ----------
NET INCREASE IN NET ASSETS .......................................        77           173         543         415
                                                                       ----------  ------------  ----------  ----------
NET ASSETS
 Beginning of Year ...............................................
                                                                       ----------  ------------  ----------  ----------
 End of Year .....................................................      $ 77          $173        $543        $415
                                                                       ----------  ------------  ----------  ----------

(1) For the period from commencement of operations to December 31, 1996. The Emerging Markets Variable Account commenced operations on April 8,1996, Variable Account I and Variable Account III commenced operations on October 11, 1996, Variable Account II commenced operations on October 17, 1996 and Variable Account IV commenced operations on November 18, 1996.


See Notes to Financial Statements

                     PACIFIC SELECT EXEC SEPARATE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

   The Pacific Select Exec Separate Account (the "Separate Account") is registered as a unit investment trust under the Investment Company Act of 1940, as amended, is currently comprised of eighteen subaccounts called Variable
Accounts: the Money Market Variable Account, the High Yield Bond Variable Account, the Managed Bond Variable Account, the Government Securities Variable Account, the Growth Variable Account, the Aggressive Equity Variable Account, the Growth LT Variable Account, the Equity Income Variable Account, the Multi-Strategy Variable Account, the Equity Variable Account, the Bond and Income Variable Account, the Equity Index Variable Account, the International Variable Account, the Emerging Markets Variable Account, and the Variable Accounts I through IV. The assets in each of the first fourteen Variable Accounts are invested in shares of the corresponding portfolios of Pacific Select Fund and the assets of the last four Variable Accounts are invested in shares of the corresponding portfolios of M Fund, Inc. (collectively, the "Funds"). Each Variable Account pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are either included elsewhere in this report or provided separately and should be read in conjunction with the Separate Account's financial statements.

   During the year ended December 31, 1997, the Separate Account organized and registered the Equity Variable Account and the Bond and Income Variable Account with the Securities and Exchange Commission under the Investment Company Act of 1940. Both Variable Accounts commenced operations on January 10, 1997.

   The Separate Account was established by Pacific Life Insurance Company (formerly named Pacific Mutual Life Insurance Company - see Note 1 to Financial Statements of the Fund on A-66) on May 12, 1988 and commenced operations on November 22, 1988. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance, are obligations of Pacific Life.

   The Separate Account held by Pacific Life represents funds from individual flexible premium variable life policies. The assets of the Separate Account are carried at market value.

   The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

   A. Valuation of Investments

   Investments in shares of the Funds are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

   B. Security Transactions

   Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost.

   C. Federal Income Taxes

   The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account.

2. DIVIDENDS

   During 1997, the Funds have declared dividends for each portfolio except for the Aggressive Equity Portfolio. The amounts accrued by the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolio.

3. CHARGES AND EXPENSES

   With respect to variable life insurance policies funded by the Separate Account, Pacific Life makes certain deductions from premiums for sales load and state premium taxes before amounts are allocated to the Separate Account. Pacific Life also makes certain deductions from the net assets of each Variable Account for the mortality and expense risks Pacific Life assumes, administrative expenses, cost of insurance, charges for optional benefits and any sales and underwriting surrender charges. The operating expenses of the Separate Account are paid by Pacific Life.

4. RELATED PARTY AGREEMENT

   Pacific Mutual Distributors, Inc., a wholly-owned subsidiary of Pacific Life, is the principal underwriter of variable life insurance policies funded by interests in the Separate Account, and is compensated by Pacific Life.

                     PACIFIC SELECT EXEC SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)

5. SEPARATE ACCOUNT'S COST OF INVESTMENTS IN THE FUNDS SHARES
   The investment in the Funds shares are carried at identified cost, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains). The cost and market value of total Separate Account's investments in the Funds as of December 31, 1997 were as follows (amounts in thousands):

                                                                              VARIABLE ACCOUNTS
                                                       ---------------  ---------------   ---------------  -----------
                                                                                                            GOVERN-
                                                          MONEY         HIGH YIELD          MANAGED           MENT
                                                         MARKET            BOND              BOND          SECURITIES
                                                       ---------------  ---------------   ---------------  -----------
Total cost of investments at beginning of year        $  27,433          $ 25,201           $ 67,913         $  7,723
Add:   Total net proceeds from policy transactions      111,337            13,326             18,004            4,096
       Reinvested distributions from the Fund:
       (a) Net investment income                          2,072             2,315              3,703              498
       (b) Net realized gain                                                  244                190
                                                       ---------------  ---------------   ---------------  -----------
                       Sub-Total                        140,842            41,086             89,810           12,317
Less:  Cost of investments disposed during the year      88,634             7,781             20,229            2,309
                                                       ---------------  ---------------   ---------------  -----------
Total cost of investments at end of year                 52,208            33,305             69,581           10,008
Add:   Unrealized appreciation (depreciation)              (124)              402              2,931              413
                                                       ---------------  ---------------   ---------------  -----------
Total market value of investments at end of year       $ 52,084          $ 33,707           $ 72,512         $ 10,421
                                                       ---------------  ---------------   ---------------  -----------

                                                                  --------------   ---------------
                                                                                      AGGRESSIVE
                                                                       GROWTH          EQUITY
                                                                  --------------   ---------------
Total cost of investments at beginning of year                       $  98,748      $   3,264
Add:   Total net proceeds from policy transactions                      50,029         10,365
       Reinvested distributions from the Fund:
       (a) Net investment income                                           327
       (b) Net realized gain                                            14,100
                                                                  --------------   ---------------
                       Sub-Total                                       163,204         13,629
Less:  Cost of investments disposed during the year                     19,701          4,453
                                                                  --------------   ---------------
Total cost of investments at end of year                               143,503          9,176
Add:   Unrealized appreciation (depreciation)                           36,486            297
                                                                  --------------   ---------------
Total market value of investments at end of year                     $ 179,989      $   9,473
                                                                  --------------   ---------------

                                                         Growth           Equity            Multi-
                                                           LT             Income           Strategy        Equity (1)
                                                       ---------------  ---------------   ---------------  -----------
Total cost of investments at beginning of year         $ 79,297          $ 71,762           $ 71,200
Add:   Total net proceeds from policy transactions       29,507            29,622             22,282         $  4,587
       Reinvested distributions from the Fund:
       (a) Net investment income                            530             1,017              3,014               12
       (b) Net realized gain                              4,126             6,110              4,516               18
                                                       ---------------  ---------------   ---------------  -----------
                       Sub-Total                        113,460           108,511            101,012            4,617
Less:  Cost of investments disposed during the year      14,401             7,749              3,871              443
                                                       ---------------  ---------------   ---------------  -----------
Total cost of investments at end of year                 99,059           100,762             97,141            4,174
Add:   Unrealized appreciation                           11,379            30,724             16,211               16
                                                       ---------------  ---------------   ---------------  -----------
Total market value of investments at end of year       $110,438          $131,486           $113,352         $  4,190
                                                       ---------------  ---------------   ---------------  -----------

                                                                        Bond and           Equity
                                                                        Income (1)         Index
                                                                      --------------   ---------------
Total cost of investments at beginning of year                                          $  99,779
Add:   Total net proceeds from policy transactions                       $     721         53,891
       Reinvested distributions from the Fund:
       (a) Net investment income                                                10          2,490
       (b) Net realized gain                                                     1          4,910
                                                                      --------------   ---------------
                       Sub-Total                                               732        161,070
Less:  Cost of investments disposed during the year                             66         20,745
                                                                      --------------   ---------------
Total cost of investments at end of year                                       666        140,325
Add:   Unrealized appreciation                                                  19         46,963
                                                                      --------------   ---------------
Total market value of investments at end of year                         $     685      $ 187,288
                                                                      --------------   ---------------

                                                         Inter-          Emerging
                                                        national          Markets              I                   II
                                                       ---------------  ---------------   ---------------  -----------
Total cost of investments at beginning of year         $ 83,435          $  3,318           $     77         $    177
Add:   Total net proceeds from policy transactions       43,255             9,168                502              723
       Reinvested distributions from the Fund:
       (a) Net investment income                          2,251                41                  8               68
       (b) Net realized gain                              2,096                                                     3
                                                       ---------------  ---------------   ---------------  -----------
                       Sub-Total                        131,037            12,527                587              971
Less:  Cost of investments disposed during the year      16,037             3,429                 43              209
                                                       ---------------  ---------------   ---------------  -----------
Total cost of investments at end of year                115,000             9,098                544              762
Add:   Unrealized appreciation (depreciation)            13,941              (682)                (5)              21
                                                       ---------------  ---------------   ---------------  -----------
Total market value of investments at end of year       $128,941          $  8,416           $    539         $    783
                                                       ---------------  ---------------   ---------------  -----------

                                                                               III             IV
                                                                      --------------   ---------------
Total cost of investments at beginning of year                           $     527      $     416
Add:   Total net proceeds from policy transactions                           3,713          1,343
       Reinvested distributions from the Fund:
       (a) Net investment income                                                73             50
       (b) Net realized gain                                                                   13
                                                                      --------------   ---------------
                       Sub-Total                                             4,313          1,822
Less:  Cost of investments disposed during the year                          1,421            251
                                                                      --------------   ---------------
Total cost of investments at end of year                                     2,892          1,571
Add:   Unrealized appreciation (depreciation)                                  217            183
                                                                      --------------   ---------------
Total market value of investments at end of year                         $   3,109      $   1,754
                                                                      --------------   ---------------

_______________________________________
(1) For the period from January 10, 1997 (commencement of operations) to December 31, 1997.

             PACIFIC SELECT EXEC SEPARATE ACCOUNT
          NOTES TO FINANCIAL STATEMENTS (Continued)

 6.TRANSACTIONS IN SEPARATE ACCOUNT UNITS AND SELECTED ACCUMULATION UNIT **
   INFORMATION
   Transactions in Separate Account units for the year ended December 31, 1997 and the selected accumulation unit information as of December 31, 1997 and 1996 were as follows:

                                                                                    VARIABLE ACCOUNTS
                                                       -----------------------------------------------------------------------
                                                                                                                 GOVERN-
                                                            MONEY            HIGH YIELD         MANAGED            MENT
                                                           MARKET               BOND              BOND          SECURITIES
                                                     ----------------------------------------------------------------------
Total units outstanding at beginning of year            1,797,662          1,071,818         3,332,577         394,531
Increase (decrease) in units resulting from
  policy transactions:
  (a) Transfer of net premiums                          7,332,882            256,430           517,251          99,445
  (b) Transfers--policy charges and deductions           (274,716)           (72,698)         (136,476)        (28,791)
  (c) Transfers in (from other variable accounts)       8,912,985            744,710           758,585         240,788
  (d) Transfers out (to other variable accounts)      (14,035,300)          (666,562)         (568,112)       (200,607)
  (e) Transfers--other                                   (490,883)           (60,970)         (717,810)        (25,763)
                                                     ----------------------------------------------------------------------
        Sub-Total                                       1,444,968            200,910          (146,562)         85,072
                                                     ----------------------------------------------------------------------

Total units outstanding at end of year                  3,242,630          1,272,728         3,186,015         479,603
                                                     ----------------------------------------------------------------------
                                                     ----------------------------------------------------------------------
Accumulation Unit Value:  At beginning of year             $15.26             $24.20            $20.70          $19.85
                          At end of year                   $16.06             $26.48            $22.76          $21.73
                                                     ----------------------------------------------------------------------

                                                      --------------------------------
                                                                         AGGRESSIVE
                                                          GROWTH            EQUITY
                                                      --------------------------------
Total units outstanding at beginning of year            4,060,628           306,793
Increase (decrease) in units resulting from
  policy transactions:
  (a) Transfer of net premiums                            812,716           189,799
  (b) Transfers--policy charges and deductions           (260,869)          (42,787)
  (c) Transfers in (from other variable accounts)       3,420,209         1,117,526
  (d) Transfers out (to other variable accounts)       (2,758,765)         (720,928)
  (e) Transfers--other                                   (595,259)           (9,566)
                                                      --------------------------------
        Sub-Total                                         618,032           534,044
                                                      --------------------------------
Total units outstanding at end of year                  4,678,660           840,837
                                                      --------------------------------
                                                      --------------------------------
Accumulation Unit Value:  At beginning of year             $29.53            $10.86
                          At end of year                   $38.47            $11.27
                                                      --------------------------------

                                                           GROWTH              EQUITY          MULTI-
                                                             LT                INCOME        STRATEGY         EQUITY (1)
                                                     ----------------------------------------------------------------------
Total units outstanding at beginning of year            4,879,333          3,031,251         3,255,044
Increase (decrease) in units resulting from
  policy transactions:
  (a) Transfer of net premiums                          1,453,920            639,734           756,562          40,729
  (b) Transfers--policy charges and deductions           (351,905)          (177,390)         (168,112)         (7,611)
  (c) Transfers in (from other variable accounts)       2,392,868          2,011,731           815,061         375,727
  (d) Transfers out (to other variable accounts)       (2,568,247)          (1,473,786)       (539,476)        (39,428)
  (e) Transfers--other                                   (353,490)          (421,911)         (221,300)         (4,231)
                                                     ----------------------------------------------------------------------
        Sub-Total                                         573,146            578,378           642,735         365,186
                                                     ----------------------------------------------------------------------

Total units outstanding at end of year                  5,452,479          3,609,629         3,897,779         365,186
                                                     ----------------------------------------------------------------------
                                                     ----------------------------------------------------------------------
Accumulation Unit Value:  At beginning of year             $18.25             $28.32            $24.31          $10.00
                          At end of year                   $20.25             $36.43            $29.08          $11.47
                                                     ----------------------------------------------------------------------

                                                           BOND AND           EQUITY
                                                          INCOME (1)          INDEX
                                                      --------------------------------
Total units outstanding at beginning of year                              5,062,679
Increase (decrease) in units resulting from
  policy transactions:
  (a) Transfer of net premiums                              4,994           972,808
  (b) Transfers--policy charges and deductions             (1,147)         (279,773)
  (c) Transfers in (from other variable accounts)          57,435         3,558,114
  (d) Transfers out (to other variable accounts)           (3,737)       (1,811,915)
  (e) Transfers--other                                         71        (1,805,725)
                                                      --------------------------------
        Sub-Total                                          57,616           633,509
                                                      --------------------------------

Total units outstanding at end of year                     57,616         5,696,188
                                                      --------------------------------
                                                      --------------------------------
Accumulation Unit Value:  At beginning of year             $10.00            $24.73
                          At end of year                   $11.89            $32.88
                                                      --------------------------------

                                                           INTER-             EMERGING
                                                          NATIONAL            MARKETS              I              II
                                                     ----------------------------------------------------------------------
Total units outstanding at beginning of year            5,140,103            333,810             7,649          17,011
Increase (decrease) in units resulting from
  policy transactions:
  (a) Transfer of net premiums                          1,256,235            196,931             7,660          15,681
  (b) Transfers--policy charges and deductions           (344,327)           (46,049)           (2,403)         (2,375)
  (c) Transfers in (from other variable accounts)       2,634,912          1,014,227            42,342          52,906
  (d) Transfers out (to other variable accounts)       (2,220,624)          (612,170)           (1,263)        (21,044)
  (e) Transfers--other                                   (241,927)           (15,352)           (1,685)         (2,195)
                                                     ----------------------------------------------------------------------
        Sub-Total                                       1,084,269            537,587            44,651          42,973
                                                     ----------------------------------------------------------------------

Total units outstanding at end of year                  6,224,372            871,397            52,300          59,984
                                                     ----------------------------------------------------------------------
                                                     ----------------------------------------------------------------------
Accumulation Unit Value:  At beginning of year             $18.96             $9.82            $10.08          $10.18
                          At end of year                   $20.72             $9.66            $10.31          $13.06
                                                     ----------------------------------------------------------------------

                                                             III               IV
                                                      --------------------------------
Total units outstanding at beginning of year               51,927            41,571
Increase (decrease) in units resulting from
  policy transactions:
  (a) Transfer of net premiums                             56,619            32,122
  (b) Transfers--policy charges and deductions            (12,514)           (4,516)
  (c) Transfers in (from other variable accounts)         309,339            87,218
  (d) Transfers out (to other variable accounts)         (157,101)          (22,938)
  (e) Transfers--other                                     (4,897)             (951)
                                                      --------------------------------
        Sub-Total                                         191,446            90,935
                                                      --------------------------------
Total units outstanding at end of year                    243,373           132,506
                                                      --------------------------------
                                                      --------------------------------
Accumulation Unit Value:  At beginning of year             $10.46           $  9.97
                          At end of year                   $12.77            $13.23
                                                      --------------------------------

   ---------------------------------------------------
(1) For the period from January 10, 1997 (commencement of operations) to

** Accumulation Unit: unit of measure used to calculate the value of a Policy Owner's interest in a Variable Account during the accumulation period.

                                     C-16